RELATED PARTIES (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Feb. 28, 2013	Dec. 31, 2012	Nov. 30, 2012
Jonway Group [Member]
Related Party Transaction [Line Items]
Interest rate					6.90%	8.05%	6.60%
Purchase from related party	$ 355,000	$ 429,999	$ 671,000	$ 766,000
Taizhou Huadu [Member]
Related Party Transaction [Line Items]
Purchase from related party	484,000	473,000	725,000	672,000
Promissory Note [Member]
Related Party Transaction [Line Items]
Amount that may be borrowed	$ 3,000,000		$ 3,000,000
Number of vehicles			75
Interest rate	8.00%		8.00%